Annual Total Returns (Vanguard Short-Term Bond Index Fund - Institutional Shares Institutional) (Vanguard Short-Term Bond Index Fund, Vanguard Short-Term Bond Index Fund - Institutional Shares)	12 Months Ended
Dec. 31, 2013
Vanguard Short-Term Bond Index Fund | Vanguard Short-Term Bond Index Fund - Institutional Shares
Annual Total Return
2013	0.20%
2012	2.08%